RESTRICTED STOCK AND RESTRICTED STOCK UNITS ("RSUs") - Allocation of Recognized Period Costs (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	$ 2,511,542	$ 4,415,799
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	1,055,600	663,262
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Share based compensation	$ 1,455,942	$ 3,752,537